Subsequent event - Additional Information (Detail)	Feb. 26, 2019
Master Transaction Agreement and Contribution Agreement [member]
Disclosure of Events After Reporting Period [line items]
Voting percentage to pass strategic partnership with the Boeing Company	96.80%